Other Non-Current Assets (Detail) - USD ($) $ in Thousands		Sep. 30, 2018	Sep. 30, 2017
Other Assets Noncurrent [Line Items]
Long-term prepaid expenses	[1]	$ 3,823	$ 2,954
Rental deposits	[2]	923	527
Deposit of sole distributor agreement	[3]	655	1,353
Prepaid investment	[4]		1,127
Others		986	1,055
Other Assets, Miscellaneous, Total		$ 6,387	$ 7,016

[1]	Long-term prepaid expenses represent golf club membership fees. Such fees is amortized over ten years and which is recorded as general and administrative expenses on the consolidated statements of operations.
[2]	Rental deposits represent office rental deposits for the Group's daily operations, which will not be refunded within one year.
[3]	Deposit of sole distributor agreement represents a refundable deposit for a newly entered contract with a software developer, classified as non-current deposits since the contract is longer than a year. A partial deposit in an amount of US$698 was returned to the Group during the year ended September 30, 2018.
[4]	Prepaid investment represents a deposit of an investment, classified as non-current deposit due to the underlying investment term, refer to Note 11 for details.